SUBSEQUENT EVENTS (Details) $ in Millions	Apr. 19, 2023 ARS ($)	Apr. 19, 2023 USD ($)	Apr. 19, 2023 ARS ($)	Apr. 01, 2023	Dec. 31, 2022 USD ($)	Dec. 31, 2018 USD ($)
2018 Note [Member] | Top of Range [Member]
Subsequent Event [Abstract]
Maximum principal amount					$ 1,200,000,000	$ 700,000,000
Subsequent Event [Member]
Subsequent Event [Abstract]
Percentage of transitional tariff increase				95.00%
Increase in legal reserve	$ 1,967
Reserve for capital expenditures, acquisition of treasury shares and dividends			$ 185,004
Subsequent Event [Member] | 2018 Note [Member] | Top of Range [Member]
Subsequent Event [Abstract]
Maximum principal amount		$ 2,000,000,000